Lord Abbett Blend Trust

90 Hudson Street

Jersey City, New Jersey 07302-3973

December 3, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:	Lord Abbett Blend Trust (the “Registrant”)
1933 Act File No. 333-60304
1940 Act File No. 811-10371

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 12 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on November 24, 2010.

Any communications relating to this filing should be directed to the undersigned at (201) 827-4226.

Very truly yours,

/s/ Denise Marshall

Denise Marshall

Senior Paralegal

Lord, Abbett & Co. LLC